UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AARON FLECK & ASSOCIATES L.L.C.
           --------------------------------------------------
Address:   289 GREENWICH AVENUE, 2ND FLOOR
           --------------------------------------------------
           GREENWICH, CT 06830
           --------------------------------------------------


Form 13F File Number:    -
              -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      AARON FLECK
           -----------------------------------------------
Title:     PRESIDENT
           -----------------------------------------------
Phone:     (203) 422-2160
           -----------------------------------------------

Signature, Place, and Date of Signing:

/S/ Aaron Fleck      Greenwich, Connecticut  February 14, 2002
-------------------  ----------------------  -----------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                       Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        106
                                               -------------

Form 13F Information Table Value Total:        $110,522
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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

                           Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------- -------------- --------- -------- ------------------- ---------- -------- ------------------------
                                                  VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER              VOTING AUTHORITY
    TITLE OF CLASS                   CUSIP       (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE     SHARED       NONE
--------------------------------- -------------- --------- --------- ------------------ ---------- -------- ------------------------
Comcast Class A Special             200300200      34,284     952,320         YES         NO       X
Liberty Media Group - AT&T          001957208      28,886   2,063,320         YES         NO       X
Cablevision Systems Corp.           12686C109       8,912     187,817         YES         NO       X
Bellsouth                           079860102       6,921     181,424         YES         NO       X
SBC Communications, Inc.            78387G103       3,122      79,704         YES         NO       X
Gannett Co., Inc.                   364730101       2,938      43,706         YES         NO       X
General Electric Co.                369604103       2,661      66,392         YES         NO       X
AT&T Wireless                       00209A106       2,574     179,119         YES         NO       X
Cablevision - Rainbow Media Gr      12686C844       2,350      95,123         YES         NO       X
Comcast Corp - Class A              200300101       1,961      54,470         YES         NO       X
SLM Holding Corp.                   78442A109       1,470      17,501         YES         NO       X
America OnLine                      026609107       1,291      40,222         YES         NO       X
Texas Instruments Inc               882508104       1,040      37,131         YES         NO       X
Johnson & Johnson                   478160104         933      15,782         YES         NO       X
American Tower Systems              031162100         919      97,035         YES         NO       X
American Home Products              026609107         908      14,804         YES         NO       X
Viacom Inc CL A                     925524100         709      16,015         YES         NO       X
Nextel Inc                          65332V103         661      60,325         YES         NO       X
Automatic Data Processing           053015103         471       8,001         YES         NO       X
Charter Communications, Inc.        16117M107         461      28,049         YES         NO       X
Endesa SA-Sponsored ADR             29258N107         420      26,800         YES         NO       X
CMG Information Services            125750109         375     230,007         YES         NO       X
United Global Com                   925529208         369      73,815         YES         NO       X
Target                              87612E106         353       8,601         YES         NO       X
Schlumberger                        806857108         352       6,412         YES         NO       X
Nextel Partners Inc.                65333F107         311      25,950         YES         NO       X
Wells Fargo & Co.                   949746101         309       7,101         YES         NO       X
American Int'l Group                026874107         274       3,451         YES         NO       X
City National Corp.                 178566105         268       5,713         YES         NO       X
Vodafone Group                      92857W100         252       9,800         YES         NO       X
Merck & Company, Inc.               589331107         241       4,101         YES         NO       X
MGIC Investment Corp                552848103         237       3,842         YES         NO       X
Cox Communications Cl A             224044107         221       5,278         YES         NO       X
Amgen Inc.                          001957109         219       3,880         YES         NO       X
Eaton Corp                          278058102         197       2,651         YES         NO       X
Microsoft Corp.                     594918104         175       2,646         YES         NO       X
Clear Channel Communications        184502102         163       3,196         YES         NO       X
State Street Corp                   857477103         157       3,001         YES         NO       X


Morgan Stanley Dean Witter          617446448         134       2,401         YES         NO       X
Viacom Inc CL B                     925524308         126       2,844         YES         NO       X
Ford Motor Company                  345370860         120       7,618         YES         NO       X
Kroger                              501044101         119       5,714         YES         NO       X
FleetBoston Financial Corp          339030108         107       2,927         YES         NO       X
United Pan-Europe Communication     911300200         102     195,600         YES         NO       X
Direct Focus Inc                    254931108          94       3,000         YES         NO       X
Boston Scientific Corp              101137107          89       3,700         YES         NO       X
Hewlett Packard Co                  428236103          82       4,001         YES         NO       X
Touchstone Resources Ltd.           891917106          74      75,000         YES         NO       X
Exxon Mobil Corp                    30231G102          68       1,729         YES         NO       X
Sun Microsystems Inc.               866810104          68       5,500         YES         NO       X
Procter & Gamble Co.                742718109          63         801         YES         NO       X
Compaq Computer Corp                204493100          60       6,150         YES         NO       X
Lucent Technologies Inc.            549463107          55       8,756         YES         NO       X
News Corp Ltd. Australia            652487703          54       1,700         YES         NO       X
Home Depot, Inc.                    437076102          54       1,055         YES         NO       X
Bear Stearns Companies, Inc.        073902108          48         811         YES         NO       X
Intel Corp.                         458140100          47       1,501         YES         NO       X
Metromedia Fiber Networks           591689104          46     104,420         YES         NO       X
National City Corp                  635405103          45       1,526         YES         NO       X
Transocean Sedco Forex, Inc.        G90078109          42       1,242         YES         NO       X
Yahoo! Inc.                         984332106          38       2,132         YES         NO       X
Valuevision International           92047K107          33       1,700         YES         NO       X
Nike Class B                        654106103          31         544         YES         NO       X
Gemstar                             36866W106          28       1,018         YES         NO       X
Agilent Software                    00846U101          25         862         YES         NO       X
Int'l Flavors & Fragrance           459506101          22         751         YES         NO       X
Medtronic Inc.                      585055106          22         434         YES         NO       X
Verizon Communications              92343V104          21         441         YES         NO       X
Paxson Communications               704231109          21       2,000         YES         NO       X
ACTV, Inc.                          00088E104          21      11,135         YES         NO       X
Qwest Communications, Inc           749121109          17       1,200         YES         NO       X
Williams Companies                  949457100          15         601         YES         NO       X
Insight                             45768V108          12         500         YES         NO       X
Pfizer Inc.                         717081103          12         301         YES         NO       X
Bristol Myers Squibb                110122108          11         221         YES         NO       X
McKesson HBOC Inc.                  58155Q103          11         297         YES         NO       X

Visteon                             92839U107          10         642         YES         NO       X
Cisco Systems, Inc                  17275R102           9         500         YES         NO       X
Harley Davidson Inc                 412822108           9         162         YES         NO       X
Terayon Communication Sys           880775101           8       1,000         YES         NO       X
Orion Power Holdings, Inc.          686286105           8         300         YES         NO       X
Advanced Tobacco Products           02364J104           8      25,000         YES         NO       X
Oracle Systems Corp.                68389X905           7         500         YES         NO       X
Amazon.com                          023135106           6         600         YES         NO       X
Telefonos de Mexico SA              879403780           5         152         YES         NO       X
Allegiance Telecom                  01747T102           5         635         YES         NO       X
Coca-Cola Company                   191216100           5         100         YES         NO       X
American Express Co                 025816109           5         127         YES         NO       X
XM Satellite Radio Broadcastin      983759101           4         200         YES         NO       X
Charles Schwab Corp                 808513105           3         211         YES         NO       X
Genlyte Group Inc.                  372302109           3         100         YES         NO       X
Motorola, Inc.                      620076909           3         181         YES         NO       X
Exchange Applications, Inc.         300867108           2       9,750         YES         NO       X
Internet Capital Group              46059C906           2       1,825         YES         NO       X
Bindview Development Corp.          090327107           2       1,000         YES         NO       X
Chalone Wine Group Ltd.             157639105           2         200         YES         NO       X
SBS Broadcasting SA                 L8137F102           2         100         YES         NO       X
Corecomm Limited                    21869Q108           2      10,902         YES         NO       X
Price Comm. Corp NEW                741437305           2          87         YES         NO       X
Craftmade International             22413E104           2         101         YES         NO       X
Liberty Satellite & Tech            531182103           1       1,279         YES         NO       X
Williams Communications Group       969455104           1         493         YES         NO       X
ITXC Corp                           45069F109           1         150         YES         NO       X
Exodus                              302088109           1      25,440         YES         NO       X
Winstar Communications              975515107           1      31,039         YES         NO       X
Avaya Inc.                          053499109           1          43         YES         NO       X

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